Intangible Assets, Net - Schedule of Intangible Assets (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024
Schedule of Intangible Assets [Line Items]
Total intangible assets, at cost	$ 77,441	$ 75,268
Less: accumulated amortization	(61,543)	(56,167)
Total intangible assets, net	15,898	19,101
Trademark [Member]
Schedule of Intangible Assets [Line Items]
Total intangible assets, at cost	43,369	42,152
Software [Member]
Schedule of Intangible Assets [Line Items]
Total intangible assets, at cost	$ 34,072	$ 33,116